Short-term borrowings - Term Loan (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Short-term Debt [Line Items]
Repayment of remaining principal amount		¥ 2,000
Short term debt
Short-term Debt [Line Items]
Principal Amount	¥ 3,169
Loan 1 | Bank of China Limited | Short term debt
Short-term Debt [Line Items]
Maturity date	Mar. 18, 2023
Principal Amount	¥ 2,000
Interest rate per annum	3.50%
Loan 2 | Industrial &Commercial Bank of China | Short term debt
Short-term Debt [Line Items]
Maturity date	Mar. 25, 2023
Principal Amount	¥ 10
Interest rate per annum	3.25%
Loan 3 | Industrial &Commercial Bank of China | Short term debt
Short-term Debt [Line Items]
Maturity date	May 22, 2023
Principal Amount	¥ 1,159
Interest rate per annum	4.25%